SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Estimated Useful Lives for Depreciation (Details)	12 Months Ended
Oct. 29, 2017
Buildings and improvements | Minimum
Summary Of Significant Accounting Policies [Line Items]
Property, plant and equipment, useful life	15 years
Buildings and improvements | Maximum
Summary Of Significant Accounting Policies [Line Items]
Property, plant and equipment, useful life	39 years
Machinery, equipment and furniture | Minimum
Summary Of Significant Accounting Policies [Line Items]
Property, plant and equipment, useful life	3 years
Machinery, equipment and furniture | Maximum
Summary Of Significant Accounting Policies [Line Items]
Property, plant and equipment, useful life	15 years
Transportation equipment | Minimum
Summary Of Significant Accounting Policies [Line Items]
Property, plant and equipment, useful life	4 years
Transportation equipment | Maximum
Summary Of Significant Accounting Policies [Line Items]
Property, plant and equipment, useful life	10 years
Computer software and equipment | Minimum
Summary Of Significant Accounting Policies [Line Items]
Property, plant and equipment, useful life	3 years
Computer software and equipment | Maximum
Summary Of Significant Accounting Policies [Line Items]
Property, plant and equipment, useful life	7 years